Net Operating Revenue (Details) - Schedule of Revenues Earned are Stated on a Net Basis - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gross operating revenue
Goods	R$ 72,535	R$ 59,510	R$ 45,550
Services rendered and others	250	174	111
Total	72,785	59,684	45,661
(-) Revenue deductions
Returns and sales cancellation	(147)	(109)	(76)
Taxes	(6,135)	(5,055)	(3,687)
Total	(6,282)	(5,164)	(3,763)
Net operating revenue	R$ 66,503	R$ 54,520	R$ 41,898